SCHEDULE OF RECONCILIATION BETWEEN THE STATUTORY TAX RATE AND THE ACTUAL PROVISION (Details)	6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Income Tax Disclosure [Abstract]
US Statutory rate	21.00%	21.00%	21.00%	21.00%
Effect of reconciling items for tax purposes	(21.00%)	(21.00%)	(21.00%)	(21.00%)
Effective income tax rate